(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
June 30, 2001


Mercury QA Strategy
Series, Inc.
Mercury QA Strategy Growth and Income Fund
Mercury QA Strategy Long-Term Growth Fund
Mercury QA Strategy All-Equity Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Mercury QA Strategy Series, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Dean D'Onofrio, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian
The Chase Manhattan Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260



June 30, 2001 Mercury QA Strategy Series, Inc.



DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Mercury QA Strategies Series, Inc. Mercury QA Strategy Series consists of three asset-allocation portfolios. These Funds are invested in a mix of underlying style-pure and capitalization-pure equity mutual funds and a fixed-income fund. Mercury QA Strategy Series includes the following three portfolios: Mercury QA Strategy Growth and Income Fund, Mercury QA Strategy Long-Term Growth Fund and Mercury QA Strategy All-Equity Fund. (Complete performance information for each of the Funds can be found on pages 6 - 10 of this report to shareholders.)

During the first half of 2001, the three portfolios were hurt by the performance of large cap stocks and, to a lesser extent, international investments. Our decision to tilt the Funds toward mid cap and small cap stocks helped performance as did the bond holdings we had in the Growth and Income and the Long-Term Growth Funds. Large cap stocks, especially large cap growth stocks, continued to fall during the first half of the year. As measured by the unmanaged Standard & Poor's (S&P) 500 Index, large cap stocks dropped -6.7% in the first half of the year and are down -14.8% for the 12 months ended June 30, 2001. Growth stocks performed even worse, as the unmanaged S&P/Barra Growth Index was down -11.0%, while value stocks struggled a bit less, down -2.4%, as measured by the unmanaged S&P/Barra Value Index in the first half of the year.

International stocks fell more than US stocks. The unmanaged Morgan Stanley Capital International Europe, Australasia and Far East Index was down -14.9% for the six months ended June 30, 2001, partly as a result of the strong US dollar. Fortunately, mid cap and small cap stocks bucked this downward trend with the unmanaged S&P 400 MidCap Index rising 1.0% and the unmanaged S&P 600 SmallCap Index up 6.2% for the same six-month period. Our bond holdings also helped as the unmanaged Lehman Aggregate Bond Index returned +3.6% during the first six months of the year.

Market Review
The big news in the first six months of 2001 was the rapid deceleration of the US economy and accompanying aggressive easing of monetary policy by the Federal Reserve Board. After growing at a blistering 5% last year, the US economy grew at a mere 1% pace in the first half of 2001. Lower business capital spending and the resulting need for companies to adjust their inventories were the culprits. While investment in technology helped US companies achieve stellar gains in worker productivity over the past five years, it contributed to the accelerated pace of the slowdown as business used new technologies to link inventory levels and production schedules more closely.



June 30, 2001 Mercury QA Strategy Series, Inc.


In response to the rapidly changing economic climate, the Federal Reserve Board massively eased monetary policy starting in January, lowering short-term interest rates six times in the first half of the year by a cumulative 275 basis points (2.75%). The Federal Reserve Board remains concerned that ongoing weakness in capital spending and continued inventory adjustment might necessitate further reductions in the Federal Funds rate.

As expected, the sharp slowdown in economic activity created a profits recession (defined as a decline in year-over-year earnings) for many US companies, pushing the stock market lower. Analysts reduced their 2001 earnings forecast from double-digit earnings growth to high single-digit earnings declines. Reacting to the anticipated profit recession, the unmanaged S&P 500 Index fell 6.7% during the first half of 2001.

However, two significant trends that we noted in our previous shareholder report continued during the first half of 2001: small cap stocks outperformed large cap stocks and value stocks outperformed growth stocks. Propelled by lower interest rates, small cap stocks continued to outpace bigger stocks returning +6.23% as measured by the unmanaged S&P SmallCap 600 Index during the first half of 2001, more than 12 percentage points higher than returns on large cap stocks. Similarly, value stocks outperformed growth stocks by about the same margin. The resurgence of both small cap stocks and value stocks reflects the dizzying heights to which large cap growth stocks ascended before tumbling back to earth starting in the second quarter of last year.

Market Outlook
We believe that the United States will lead a global cyclical recovery during the second half of this year. Business and consumer confidence appears to be stabilizing, stemming previous sharp declines. There is currently early evidence that the inventory cycle has run its course for many industries outside of technology. Though we expect leading economic indicators to turn higher over the coming months, we do not expect an earnings recovery before late this year at the earliest. We believe that demand should pick up during the second half of the year as the effects of the tax cut, falling energy prices, and an accommodative Federal Reserve Board policy feed through to the real economy.

While our confidence in a US recovery has increased, prospects for Europe and Japan have continued to deteriorate. This is true both at a macroeconomic level, where news has worsened in both Europe and Japan, and at a stock level, where earnings downgrades in both regions are accelerating, lagging the United States.



June 30, 2001 Mercury QA Strategy Series, Inc.


Within the US economy, a clear distinction needs to be made between the technology sector and the rest of the economy. While there are a number of encouraging macroeconomic signs and bottom up indicators for the old economy, the near-term outlook for technology remains bleak. There is as yet no clear evidence that the collapse in technology orders is coming to an end and in contrast to the rest of the economy, excess inventories continue to build up. Again, this trend is reflected in both the top down data, such as falling technology capacity, and in bottom up earnings announcements. Earnings downgrades at this time are increasingly concentrated in the technology sector, with profit expectations for the rest of the economy starting to flatten out.

Looking forward, we expect technology spending to recover next year in delayed response to rising whole economy profits and easier financial market conditions. However, the timing and scale of that eventual recovery remain highly uncertain. The true scale of overcapacity in technology will only become apparent once the economy starts to recover.

In Conclusion
We thank you for your continued support of Mercury QA Strategies
Series, Inc.,and we look forward to reviewing our outlook and strategy in our next report to shareholders.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Philip Green)
Philip Green
Senior Vice President and
Portfolio Manager



August 13, 2001



June 30, 2001 Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE
The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds' Investment Adviser voluntarily waived a portion of its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Funds' performance would have been lower.



June 30, 2001 Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONTINUED)

RECENT PERFORMANCE RESULTS*
                                   6-Month          12-Month     Since Inception
As of June 30, 2001              Total Return     Total Return     Total Return

Growth and Income Fund Class I       -3.11%          - 7.83%        - 8.47%
Growth and Income Fund Class A       -3.32           - 8.13         - 8.77
Growth and Income Fund Class B       -3.65           - 8.74         - 9.47
Growth and Income Fund Class C       -3.66           - 8.86         - 9.68
Long-Term Growth Fund Class I        -5.09           -12.71         -13.58
Long-Term Growth Fund Class A        -5.20           -12.84         -13.80
Long-Term Growth Fund Class B        -5.54           -13.58         -14.54
Long-Term Growth Fund Class C        -5.54           -13.54         -14.49
All-Equity Fund Class I              -7.14           -17.02         -18.10
All-Equity Fund Class A              -7.26           -17.14         -18.30
All-Equity Fund Class B              -7.64           -17.85         -19.00
All-Equity Fund Class C              -7.64           -17.85         -19.00

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/2/00.



June 30, 2001 Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN--GROWTH AND INCOME FUND

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year Ended 6/30/01                     -7.83%        -12.67%

Inception (6/2/00) through 6/30/01         -7.89         -12.39

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended 6/30/01                     -8.13%        -12.95%

Inception (6/2/00) through 6/30/01         -8.17         -12.66

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 6/30/01                     -8.74%        -12.36%

Inception (6/2/00) through 6/30/01         -8.83         -12.19

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 6/30/01                     -8.86%         -9.77%

Inception (6/2/00) through 6/30/01         -9.03          -9.03

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



June 30, 2001 Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN--LONG-TERM GROWTH FUND

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year Ended 6/30/01                    -12.71%        -17.29%

Inception (6/2/00) through 6/30/00        -12.68         -16.94

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended 6/30/01                    -12.84%        -17.42%

Inception (6/2/00) through 6/30/00        -12.88%        -17.14%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 6/30/01                    -13.58%        -17.03%

Inception (6/2/00) through 6/30/01        -13.57         -16.78

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 6/30/01                    -13.54%        -14.40%

Inception (6/2/00) through 6/30/01        -13.53         -13.53

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



June 30, 2001 Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN--ALL-EQUITY FUND

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year Ended 6/30/01                    -17.02%        -21.38%

Inception (6/2/00) through 6/30/01        -16.93         -20.98

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended 6/30/01                   -17.14%         -21.49%

Inception (6/2/00) through 6/30/01        -17.12         -21.16

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended  6/30/01                  -17.85%         -21.14%

Inception (6/2/00) through 6/30/01        -17.77          -20.83

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 6/30/01                    -17.85%        -18.67%

Inception (6/2/00) through 6/30/01        -17.77         -17.77

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



June 30, 2001 Mercury QA Strategy Series, Inc.


SCHEDULE OF INVESTMENTS

MERCURY QA STRATEGY SERIES, INC.--GROWTH AND INCOME FUND
                 Shares                                                             In US Dollars
                  Held                 Mutual Funds                                     Value
Mutual Funds--   652,674    Mercury QA International Fund (Class I)                 $   4,888,532
57.0%          2,724,850    Mercury QA Large Cap Core Fund (Class I)                   21,335,574
                 953,935    Mercury QA Large Cap Growth Fund (Class I)                  6,477,218
               1,343,535    Mercury QA Large Cap Value Fund (Class I)                  12,562,052
                 590,152    Mercury QA Mid Cap Fund (Class I)                           5,712,673
                 589,935    Mercury QA Small Cap Fund (Class I)                         5,917,046

                            Total Investments in Mutual Funds
                            (Cost--$60,729,305)                                        56,893,095


                  Face
                 Amount           Short-Term Securities

Commercial    $1,023,000    General Motors Acceptance Corp., 4.13%
Paper*--4.0%                due 7/02/2001                                               1,022,765
               3,000,000    Wal-Mart Stores, Inc., 3.82% due
                            7/03/2001                                                   2,999,045

                            Total Investments in Short-Term Securities
                            (Cost--$4,021,810)                                          4,021,810

                            Total Investments in Mutual Funds and
                            Short-Term Securities (Cost--$64,751,115)--61.0%           60,914,905
                            Investment in Master Aggregate Bond
                            Index Series (Cost--$38,694,383)--38.7%                    38,655,830
                            Variation Margin on Financial Futures
                            Contracts**--0.0%                                               5,950
                            Other Assets Less Liabilities--0.3%                           274,838
                                                                                    -------------
                            Net Assets--100.0%                                      $  99,851,523
                                                                                    =============

*Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
**Financial futures contracts purchased as of June 30, 2001 were as follows:


Number of                                              Expiration
Contracts                  Issue                          Date                            Value

    4          S&P 500 Financial Futures Index        September 2001               $    1,231,700

Total Financial Futures Contracts Purchased
(Contract Price--$1,225,550)                                                       $    1,231,700
                                                                                   ==============

See Notes to Financial Statements.


June 30, 2001 Mercury QA Strategy Series, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)


MERCURY QA STRATEGY SERIES, INC.--LONG-TERM GROWTH FUND

                 Shares                                                             In US Dollars
                  Held                 Mutual Funds                                     Value
Mutual Funds--   378,511    Mercury QA International Fund (Class I)                 $   2,835,049
75.3%          3,289,423    Mercury QA Large Cap Core Fund (Class I)                   25,756,179
               1,192,200    Mercury QA Large Cap Growth Fund (Class I)                  8,095,038
               1,631,049    Mercury QA Large Cap Value Fund (Class I)                  15,250,307
                 724,568    Mercury QA Mid Cap Fund (Class I)                           7,013,817
                 614,048    Mercury QA Small Cap Fund (Class I)                         6,158,906

                            Total Investments in Mutual Funds
                            (Cost--$68,223,444)                                        65,109,296


                  Face
                 Amount           Short-Term Securities

Commercial    $1,029,000    Gannett Company, 3.85% due 7/06/2001                        1,028,340
Paper*--4.0%   2,447,000    General Motors Acceptance Corp., 4.13%
                            due 7/02/2001                                               2,446,438

                            Total Investments in Short-Term Securities
                            (Cost--$3,474,778)                                          3,474,778

                            Total Investments in Mutual Funds and
                            Short-Term Securities (Cost--$71,698,222)--79.3%           68,584,074
                            Investment in Master Aggregate Bond
                            Index Series (Cost--$16,936,900)--19.7%                    17,030,741
                            Variation Margin on Financial Futures
                            Contracts**--0.0%                                               6,175
                            Other Assets Less Liabilities--1.0%                           887,823
                                                                                    -------------
                            Net Assets--100.0%                                      $  86,508,813
                                                                                    =============


*Commercial Paper is traded on a discount basis; the interest rates shown reflect the discountrates paid at the time of purchase by the Fund.
**Financial futures contracts purchased as of June 30, 2001 were as follows:


Number of                                              Expiration
Contracts                  Issue                          Date                            Value

    6          S&P 500 Financial Futures Index        September 2001               $    1,847,550

Total Financial Futures Contracts Purchased
(Contract Price--$1,841,535)                                                       $    1,847,550
                                                                                   ==============

See Notes to Financial Statements.


June 30, 2001 Mercury QA Strategy Series, Inc.

SCHEDULE OF INVESTMENTS (CONCLUDED)

MERCURY QA STRATEGY SERIES, INC.--ALL-EQUITY FUND

                 Shares                                                             In US Dollars
                  Held                 Mutual Funds                                     Value
Mutual Funds--   788,409    Mercury QA International Fund (Class I)                 $   5,905,183
95.7%          3,649,259    Mercury QA Large Cap Core Fund (Class I)                   28,573,696
               1,303,208    Mercury QA Large Cap Growth Fund (Class I)                  8,848,781
               1,823,874    Mercury QA Large Cap Value Fund (Class I)                  17,053,227
                 796,020    Mercury QA Mid Cap Fund (Class I)                           7,705,474
                 700,636    Mercury QA Small Cap Fund (Class I)                         7,027,374

                            Total Investments in Mutual Funds
                            (Cost--$83,179,562)                                        75,113,735


                  Face
                 Amount           Short-Term Securities

Commercial    $2,000,000    Gannett Company, 3.85% due 7/06/2001                        1,998,025
Paper*--2.9%     244,000    General Motors Acceptance Corp., 4.13%
                            due 7/02/2001                                                 243,944

                            Total Investments in Short-Term Securities
                            (Cost--$2,241,969)                                          2,241,969

                            Total Investments (Cost--$85,421,531)--98.6%               77,355,704
                            Variation Margin on Financial Futures
                            Contracts**--0.0%                                               8,538
                            Other Assets Less Liabilities--1.4%                         1,116,732
                                                                                    -------------
                            Net Assets--100.0%                                      $  78,480,974
                                                                                    =============

*Commercial Paper is traded on a discount basis; the interest rates shown reflect the discountrates paid at the time of purchase by the Fund.
**Financial futures contracts purchased as of June 30, 2001 were as follows:


Number of                                              Expiration
Contracts                  Issue                          Date                            Value

    8          S&P 500 Financial Futures Index        September 2001               $    2,463,400

Total Financial Futures Contracts Purchased
(Contract Price--$2,474,305)                                                       $    2,463,400
                                                                                   ==============

See Notes to Financial Statements.



June 30, 2001 Mercury QA Strategy Series, Inc.


STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2001
MERCURY QA STRATEGY SERIES, INC.
                                                                            Growth and        Long-Term
                                                                           Income Fund       Growth Fund
Assets:
Investments, at value*                                                    $   60,914,905     $ 68,584,074
Investment in Master Aggregate Bond Index Series, at value**                  38,655,830       17,030,741
Cash                                                                                  92              474
Cash on deposit for financial futures contracts                                  528,215          238,271
Receivables:
 Capital shares sold                                                          11,077,558       43,181,787
 Securities sold                                                                  60,000           85,000
 Investment adviser                                                                   --           54,971
 Variation margin                                                                  5,950            6,175
Prepaid registration fees and other assets                                        75,117           81,450
                                                                          --------------     ------------
Total assets                                                                 111,317,667      129,262,943
                                                                          --------------     ------------

Liabilities:
Payables:
 Securities purchased                                                         11,350,000       42,650,000
 Capital shares redeemed                                                          50,496           25,906
 Distributor                                                                      26,235           29,913
 Administrative fees                                                                  --           11,435
 Investment adviser                                                                3,604               --
Accrued expenses and other liabilities                                            35,809           36,876
                                                                          --------------     ------------
Total liabilities                                                             11,466,144       42,754,130
                                                                          --------------     ------------

Net Assets:
Net assets                                                                $   99,851,523     $ 86,508,813
                                                                          ==============     ============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
 166,666,667 shares authorized                                             $         717      $       548
Class A Shares of Common Stock, $.0001 par value,
 166,666,667 shares authorized                                                        18               18
Class B Shares of Common Stock, $.0001 par value,
 166,666,667 shares authorized                                                       133              175
Class C Shares of Common Stock, $.0001 par value,
 166,666,667 shares authorized                                                       240              270
Paid-in capital in excess of par                                             105,203,492       91,473,320
Undistributed investment income--net                                             735,509           89,176
Accumulated realized capital losses on investments--net                      (2,219,973)      (2,040,402)
Unrealized depreciation on investments--net                                  (3,868,613)      (3,014,292)
                                                                          --------------     ------------
Net assets                                                                $   99,851,523     $ 86,508,813
                                                                          ==============     ============

Net Asset Value:
Class I:   Net assets                                                     $   64,811,858     $ 47,000,744
                                                                          ==============     ============
           Shares outstanding                                                  7,168,264        5,484,769
                                                                          ==============     ============
           Net asset value                                                $         9.04     $       8.57
                                                                          ==============     ============
Class A:   Net assets                                                     $    1,629,201     $  1,561,847
                                                                          ==============     ============
           Shares outstanding                                                    180,549          182,430
                                                                          ==============     ============
           Net asset value                                                 $        9.02     $       8.56
                                                                          ==============     ============
Class B:   Net assets                                                     $   11,938,311     $ 14,902,714
                                                                          ==============     ============
           Shares outstanding                                                  1,329,936        1,748,182
                                                                          ==============     ============
           Net asset value                                                $         8.98     $       8.52
                                                                          ==============     ============
Class C:   Net assets                                                     $   21,472,153     $ 23,043,508
                                                                          ==============     ============
           Shares outstanding                                                  2,395,952        2,704,768
                                                                          ==============     ============
           Net asset value                                                $         8.96     $       8.52
                                                                          ==============     ============

*Identified cost                                                          $   64,751,115     $ 71,698,222
                                                                          ==============     ============
**Identified cost                                                         $   38,694,383     $ 16,936,900
                                                                          ==============     ============

See Notes to Financial Statements.



JUNE 30, 2001 MERCURY QA STRATEGY SERIES, INC.


STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
As of June 30, 2001
MERCURY QA STRATEGY SERIES, INC.
                                                                                               ALL-EQUITY
                                                                                                  FUND
Assets:
Investments, at value*                                                                       $ 77,355,704
Cash                                                                                                  401
Cash on deposit for financial futures contracts                                                   368,528
Receivables:
 Capital shares sold                                                                           15,600,446
 Securities sold                                                                                  135,000
 Investment adviser                                                                                62,517
 Variation margin                                                                                   8,538
Prepaid registration fees and other assets                                                        119,533
                                                                                             ------------
Total assets                                                                                   93,650,667
                                                                                             ------------

Liabilities:
Payables:
 Securities purchased                                                                          15,000,000
 Capital shares redeemed                                                                          108,160
 Distributor                                                                                       43,595
Other liabilities                                                                                  17,938
                                                                                             ------------
Total liabilities                                                                              15,169,693
                                                                                             ------------

Net Assets:
Net assets                                                                                   $ 78,480,974
                                                                                             ============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
 166,666,667 shares authorized                                                               $        264
Class A Shares of Common Stock, $.0001 par value,
 166,666,667 shares authorized                                                                         32
Class B Shares of Common Stock, $.0001 par value,
 166,666,667 shares authorized                                                                        299
Class C Shares of Common Stock, $.0001 par value,
 166,666,667 shares authorized                                                                        370
Paid-in capital in excess of par                                                               91,209,932
Accumulated investment loss--net                                                                (199,344)
Accumulated realized capital losses on investments--net                                       (4,453,847)
Unrealized depreciation on investments--net                                                   (8,076,732)
                                                                                             ------------
Net assets                                                                                   $ 78,480,974
                                                                                             ============

Net Asset Value:
Class I:   Net assets                                                                        $ 21,654,037
                                                                                             ============
           Shares outstanding                                                                   2,644,127
                                                                                             ============
           Net asset value                                                                   $       8.19
                                                                                             ============
Class A:   Net assets                                                                        $  2,625,451
                                                                                             ============
           Shares outstanding                                                                     321,369
                                                                                             ============
           Net asset value                                                                   $       8.17
                                                                                             ============
Class B:   Net assets                                                                        $ 24,252,462
                                                                                             ============
           Shares outstanding                                                                   2,993,187
                                                                                             ============
           Net asset value                                                                   $       8.10
                                                                                             ============
Class C:   Net assets                                                                        $ 29,949,024
                                                                                             ============
           Shares outstanding                                                                   3,696,386
                                                                                             ============
           Net asset value                                                                   $       8.10
                                                                                             ============

*Identified cost                                                                             $ 85,421,531
                                                                                             ============

See Notes to Financial Statements.


JUNE 30, 2001 MERCURY QA STRATEGY SERIES, INC.


STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2001
MERCURY QA STRATEGY SERIES, INC.
                                                                 GROWTH AND      LONG-TERM      ALL-EQUITY
                                                                INCOME FUND     GROWTH FUND        FUND
Investment Income:
Interest and discount earned                                    $   137,589    $    75,502    $    60,618
Dividends from underlying funds                                         638            388            815
Income allocated from the Series                                    860,322        195,205             --
Expenses allocated from the Series                                 (14,941)        (3,355)             --
                                                                -----------    -----------    -----------
Total income and net investment income from the Series              983,608        267,740         61,433
                                                                -----------    -----------    -----------

Expenses:
Account maintenance and distribution fees--Class C                   89,911         94,782        137,088
Administrative fees                                                 124,053         64,076        105,891
Account maintenance and distribution fees--Class B                   49,946         65,481        119,634
Investment advisory fees                                             53,165         27,461         45,382
Registration fees                                                    36,460         40,034         33,193
Accounting services                                                  35,553         17,504         49,118
Professional fees                                                    14,917         14,784         19,231
Transfer agent fees--Class C                                          3,228          8,276         20,505
Offering costs                                                        4,192          5,922         18,552
Transfer agent fees--Class B                                          1,886          5,323         16,946
Printing and shareholder reports                                      5,798          2,032         10,518
Directors' fees and expenses                                          2,900          2,077          5,130
Custodian fees                                                        2,451            873          4,791
Account maintenance fees--Class A                                     1,911          1,822          4,055
Transfer agent fees--Class I                                          4,440          1,051          3,593
Transfer agent fees--Class A                                            201            497          2,061
Other                                                                 1,756          4,432          5,472
                                                                -----------    -----------    -----------
Total expenses before reimbursement                                 432,768        356,427        601,160
Reimbursement of expenses                                         (184,669)      (177,865)      (340,383)
                                                                -----------    -----------    -----------
Total expenses after reimbursement                                  248,099        178,562        260,777
                                                                -----------    -----------    -----------
Investment income(loss)--net                                        735,509         89,178      (199,344)
                                                                -----------    -----------    -----------

Realized & Unrealized Gain (Loss) on
Investments--Net:
Realized loss on investments--net                               (1,798,495)    (1,471,774)    (2,359,036)
Realized gain from the Series--net                                   54,064         11,201             --
Change in unrealized depreciation on investments--net           (2,424,208)      (657,894)    (2,360,134)
Change in unrealized appreciation/depreciation
from the Series--net                                              (263,645)         16,212             --
                                                              -------------  -------------   ------------
Net Decrease in Net Assets Resulting from Operations          $ (3,696,775)  $ (2,013,077)   $(4,918,514)
                                                              =============  =============   ============

See Notes to Financial Statements.



June 30, 2001 Mercury QA Strategy Series, Inc.


STATEMENTS OF CHANGES IN NET ASSETS
MERCURY QA STRATEGY SERIES, INC.
                                                                                Growth and Income Fund
                                                                            For the Six         For the
                                                                               Months            Period
                                                                               Ended         June 2, 2000++
                                                                              June 30,        to Dec. 31,
Increase (Decrease) in Net Assets:                                              2001              2000
Operations:
Investment income--net                                                     $     735,509    $     206,221
Realized loss on investments--net                                            (1,798,495)        (494,997)
Realized gain from the Series--net                                                54,064           20,365
Change in unrealized depreciation on investments--net                        (2,424,208)      (1,405,852)
Change in unrealized appreciation/depreciation from the Series--net            (263,645)          225,092
                                                                           -------------    -------------
Net decrease in net assets resulting from operations                         (3,696,775)      (1,449,171)
                                                                           -------------    -------------

Dividends to Shareholders:
Investment income--net:
 Class I                                                                              --         (15,731)
 Class A                                                                              --         (15,943)
 Class B                                                                              --         (60,328)
 Class C                                                                              --        (114,219)
In excess of investment income--net:
 Class I                                                                              --            (443)
 Class A                                                                              --            (449)
 Class B                                                                              --          (1,699)
 Class C                                                                              --          (3,217)
                                                                           -------------    -------------
Net decrease in net assets resulting from dividends to shareholders                   --        (212,029)
                                                                           -------------    -------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions            77,095,918       28,013,580
                                                                           -------------    -------------

Net Assets:
Total increase in net assets                                                  73,399,143       26,352,380
Beginning of period                                                           26,452,380          100,000
                                                                          --------------    -------------
End of period*                                                            $   99,851,523    $  26,452,380
                                                                          ==============    =============

*Undistributed investment income--net                                     $      735,509     $         --
                                                                          ==============     ============

++Commencement of operations.
See Notes to Financial Statements.


June 30, 2001Mercury QA Strategy Series, Inc.


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
MERCURY QA STRATEGY SERIES, INC.
                                                                                LONG-TERM GROWTH FUND
                                                                            For the Six         For the
                                                                               Months            Period
                                                                               Ended         June 2, 2000++
                                                                              June 30,        to Dec. 31,
Increase (Decrease) in Net Assets:                                              2001              2000
Operations:
Investment income--net                                                     $      89,178    $     116,370
Realized loss on investments--net                                            (1,471,774)        (589,987)
Realized gain from the Series--net                                                11,201           10,664
Change in unrealized depreciation on investments--net                          (657,894)      (2,450,240)
Change in unrealized appreciation/depreciation from the
Series--net                                                                       16,212           77,630
                                                                           -------------    -------------
Net decrease in net assets resulting from operations                         (2,013,077)      (2,835,563)
                                                                           -------------    -------------

Dividends to Shareholders:
Investment income--net:
 Class I                                                                            (53)         (19,831)
 Class A                                                                            (50)         (10,131)
 Class B                                                                           (966)         (33,307)
 Class C                                                                         (1,222)         (52,979)
                                                                           -------------    -------------
Net decrease in net assets resulting from dividends to shareholders              (2,291)        (116,248)
                                                                           -------------    -------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions            57,130,078       34,245,914
                                                                           -------------    -------------

Net Assets:
Total increase in net assets                                                  55,114,710       31,294,103
Beginning of period                                                           31,394,103          100,000
                                                                          --------------    -------------
End of period*                                                            $   86,508,813    $  31,394,103
                                                                          ==============    =============


*Undistributed investment income--net                                     $       89,176    $       2,289
                                                                          ==============    =============

++Commencement of operations.
See Notes to Financial Statements.


June 30, 2001 Mercury QA Strategy Series, Inc.

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
MERCURY QA STRATEGY SERIES, INC.
                                                                                   ALL-EQUITY FUND
                                                                            FOR THE SIX         FOR THE
                                                                               MONTHS            PERIOD
                                                                               ENDED         JUNE 2, 2000++
                                                                              JUNE 30,        TO DEC. 31,
INCREASE (DECREASE) IN NET ASSETS:                                              2001              2000
Operations:
Investment loss--net                                                     $     (199,344)   $     (99,729)
Realized loss on investments--net                                            (2,359,036)      (2,094,811)
Change in unrealized depreciation on investments--net                        (2,360,134)      (5,716,598)
                                                                           -------------    -------------
Net decrease in net assets resulting from operations                         (4,918,514)      (7,911,138)
                                                                           -------------    -------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions            23,042,663       68,167,963
                                                                           -------------    -------------

Net Assets:
Total increase in net assets                                                  18,124,149       60,256,825
Beginning of period                                                           60,356,825          100,000
                                                                          --------------    -------------
End of period*                                                            $   78,480,974    $  60,356,825
                                                                          ==============    =============

*Accumulated investment loss--net                                        $     (199,344)     $         --
                                                                         ===============     ============

++Commencement of operations.
See Notes to Financial Statements.


June 30, 2001 Mercury QA Strategy Series, Inc.

FINANCIAL HIGHLIGHTS
MERCURY QA STRATEGY SERIES, INC.--GROWTH AND INCOME FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                             Class I                     Class A
                                                    For the        For the        For the         For the
                                                      Six           Period          Six            Period
                                                     Months        June 2,         Months         June 2,
                                                     Ended        2000++ to        Ended         2000++ to
                                                    June 30,       Dec. 31,       June 30,        Dec. 31,
Increase (Decrease) in Net Asset Value:               2001           2000           2001            2000
Per Share Operating Performance:
Net asset value, beginning of period                $   9.33       $  10.00       $   9.33       $  10.00
                                                    --------       --------       --------       --------
Investment income--net                              .39+++++            .11       .11+++++            .10
Realized and unrealized loss on
 investments--net                                      (.68)          (.67)          (.42)          (.67)
                                                    --------       --------       --------       --------
Total from investment operations                       (.29)          (.56)          (.31)          (.57)
                                                    --------       --------       --------       --------
Less dividends:
 Investment income--net                                   --          (.11)             --          (.10)
 In excess of investment income--net                      --         --++++             --         --++++
                                                    --------       --------       --------       --------
Total dividends                                           --          (.11)             --          (.10)
                                                    --------       --------       --------       --------
Net asset value, end of period                      $   9.04       $   9.33       $   9.02       $   9.33
                                                    ========       ========       ========       ========



Total Investment Return:**
Based on net asset value per share                (3.11%)+++     (5.54%)+++     (3.32%)+++     (5.64%)+++
                                                  ==========     ==========     ==========     ==========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                   .34%*          .32%*          .59%*          .57%*
                                                    ========       ========       ========       ========
Expenses++++++                                         .86%*         1.92%*         1.11%*         2.19%*
                                                    ========       ========       ========       ========
Investment income--net                                2.44%*         2.97%*         2.35%*         2.68%*
                                                    ========       ========       ========       ========

Supplemental Data:
Net assets, end of period (in thousands)            $ 64,812       $  1,379       $  1,629       $  1,476
                                                    ========       ========       ========       ========
Portfolio turnover                                    19.74%         21.61%         19.74%         21.61%
                                                    ========       ========       ========       ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds, but do include the Fund's share of the Series' allocated expenses. The expense ratios of the Underlying Funds range from approximately
1.18% to 2.78%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.
See Notes to Financial Statements.


June 30, 2001 Mercury QA Strategy Series, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)
MERCURY QA STRATEGY SERIES, INC.--GROWTH AND INCOME FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                             Class B                     Class C
                                                    For the        For the        For the         For the
                                                      Six           Period          Six            Period
                                                     Months        June 2,         Months         June 2,
                                                     Ended        2000++ to        Ended         2000++ to
                                                    June 30,       Dec. 31,       June 30,        Dec. 31,
Increase (Decrease) in Net Asset Value:               2001           2000           2001            2000
Per Share Operating Performance:
Net asset value, beginning of period                $   9.32       $  10.00       $   9.30       $  10.00
                                                    --------       --------       --------       --------
Investment income--net                              .05+++++            .07       .06+++++            .07
Realized and unrealized loss on
 investments--net                                      (.39)          (.68)          (.40)          (.70)
                                                    --------       --------       --------       --------
Total from investment operations                       (.34)          (.61)          (.34)          (.63)
                                                    --------       --------       --------       --------
Less dividends:
 Investment income--net                                   --          (.07)             --          (.07)
 In excess of investment income--net                      --         --++++             --         --++++
                                                    --------       --------       --------       --------
Total dividends                                           --          (.07)             --          (.07)
                                                    --------       --------       --------       --------
Net asset value, end of period                      $   8.98       $   9.32       $   8.96       $   9.30
                                                    ========       ========       ========       ========

Total Investment Return:**
Based on net asset value per share                (3.65%)+++     (6.05%)+++     (3.66%)+++     (6.26%)+++
                                                  ==========     ==========     ==========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                  1.35%*         1.33%*         1.35%*         1.33%*
                                                    ========       ========       ========       ========
Expenses++++++                                        1.87%*         2.95%*         1.87%*         2.92%*
                                                    ========       ========       ========       ========
Investment income--net                                1.53%*         1.81%*         1.51%*         1.74%*
                                                    ========       ========       ========       ========

Supplemental Data:
Net assets, end of period (in thousands)            $ 11,939       $  8,221       $ 21,472       $ 15,376
                                                    ========       ========       ========       ========
Portfolio turnover                                    19.74%         21.61%         19.74%         21.61%
                                                    ========       ========       ========       ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds, but do include the Fund's share of the Series' allocated expenses. The expense ratios of the Underlying Funds range from approximately
1.18% to 2.78%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.
See Notes to Financial Statements.


June 30, 2001 Mercury QA Strategy Series, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)
MERCURY QA STRATEGY SERIES, INC.--LONG-TERM GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                             Class I                     Class A
                                                    For the        For the        For the         For the
                                                      Six           Period          Six            Period
                                                     Months        June 2,         Months         June 2,
                                                     Ended        2000++ to        Ended         2000++ to
                                                    June 30,       Dec. 31,       June 30,        Dec. 31,
Increase (Decrease) in Net Asset Value:               2001           2000           2001            2000
Per Share Operating Performance:
Net asset value, beginning of period                $   9.03       $  10.00       $   9.03       $  10.00
                                                    --------       --------       --------       --------
Investment income--net                              .02+++++            .06       .05+++++            .07
Realized and unrealized loss on
 investments--net                                      (.48)          (.96)          (.52)          (.98)
                                                    --------       --------       --------       --------
Total from investment operations                       (.46)          (.90)          (.47)          (.91)
                                                    --------       --------       --------       --------
Less dividends from investment income--net            --++++          (.07)         --++++          (.06)
                                                    --------       --------       --------       --------
Net asset value, end of period                      $   8.57       $   9.03       $   8.56       $   9.03
                                                    ========       ========       ========       ========

Total Investment Return:**
Based on net asset value per share                (5.09%)+++     (8.94%)+++     (5.20%)+++     (9.07%)+++
                                                   =========      =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                   .09%*          .09%*          .34%*          .35%*
                                                    ========       ========       ========       ========
Expenses++++++                                        1.06%*         1.71%*         1.32%*         1.97%*
                                                    ========       ========       ========       ========
Investment income--net                                1.38%*         1.71%*         1.17%*         1.46%*
                                                    ========       ========       ========       ========

Supplemental Data:
Net assets, end of period (in thousands)            $ 47,001       $  2,538       $  1,562       $  1,545
                                                    ========       ========       ========       ========
Portfolio turnover                                    24.24%         23.01%         24.24%         23.01%
                                                    ========       ========       ========       ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds, but do include the Fund's share of the Series' allocated expenses. The expense ratios of the Underlying Funds range from approximately
1.18% to 2.78%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.
See Notes to Financial Statements.


June 30, 2001 Mercury QA Strategy Series, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)
MERCURY QA STRATEGY SERIES, INC.--LONG-TERM GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                             Class B                     Class C
                                                    For the        For the        For the         For the
                                                      Six           Period          Six            Period
                                                     Months        June 2,         Months         June 2,
                                                     Ended        2000++ to        Ended         2000++ to
                                                    June 30,       Dec. 31,       June 30,        Dec. 31,
Increase (Decrease) in Net Asset Value:               2001           2000           2001            2000
Per Share Operating Performance:
Net asset value, beginning of period                $   9.02       $  10.00       $   9.02       $  10.00
                                                    --------       --------       --------       --------
Investment income--net                              .02+++++            .04       .02+++++            .03
Realized and unrealized loss on
 investments--net                                      (.52)          (.99)          (.52)          (.98)
                                                    --------       --------       --------       --------
Total from investment operations                       (.50)          (.95)          (.50)          (.95)
                                                    --------       --------       --------       --------
Less dividends from investment income--net            --++++          (.03)         --++++          (.03)
                                                    --------       --------       --------       --------
Net asset value, end of period                      $   8.52       $   9.02       $   8.52       $   9.02
                                                    ========       ========       ========       ========

Total Investment Return:**
Based on net asset value per share                (5.54%)+++     (9.53%)+++     (5.54%)+++     (9.48%)+++
                                                   =========      =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                  1.11%*         1.10%*         1.11%*         1.10%*
                                                    ========       ========       ========       ========
Expenses++++++                                        2.08%*         2.73%*         2.08%*         2.72%*
                                                    ========       ========       ========       ========
Investment income--net                                 .37%*          .72%*          .37%*          .64%*
                                                    ========       ========       ========       ========

Supplemental Data:
Net assets, end of period (in thousands)            $ 14,903       $ 11,547       $ 23,043       $ 15,764
                                                    ========       ========       ========       ========
Portfolio turnover                                    24.24%         23.01%         24.24%         23.01%
                                                    ========       ========       ========       ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds, but do include the Fund's share of the Series' allocated expenses. The expense ratios of the Underlying Funds range from approximately
1.18% to 2.78%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.
See Notes to Financial Statements.


June 30, 2001 Mercury QA Strategy Series, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)
MERCURY QA STRATEGY SERIES, INC.--ALL-EQUITY FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                             Class I                     Class A
                                                    For the        For the        For the         For the
                                                      Six           Period          Six            Period
                                                     Months        June 2,         Months         June 2,
                                                     Ended        2000++ to        Ended         2000++ to
                                                    June 30,       Dec. 31,       June 30,        Dec. 31,
Increase (Decrease) in Net Asset Value:               2001           2000           2001            2000
Per Share Operating Performance:
Net asset value, beginning of period                $   8.82       $  10.00       $   8.81       $  10.00
                                                    --------       --------       --------       --------
Investment income (loss)--net                        .01++++            .02    --+++++++++            .01
Realized and unrealized loss on
 investments--net                                      (.64)         (1.20)          (.64)         (1.20)
                                                    --------       --------       --------       --------
Total from investment operations                       (.63)         (1.18)          (.64)         (1.19)
                                                    --------       --------       --------       --------
Net asset value, end of period                      $   8.19       $   8.82       $   8.17       $   8.81
                                                    ========       ========       ========       ========

Total Investment Return:**
Based on net asset value per share                (7.14%)+++    (11.80%)+++     (7.26%)+++    (11.90%)+++
                                                   =========     ==========      =========     ==========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                   .00%*          .00%*          .23%*          .24%*
                                                    ========       ========       ========       ========
Expenses++++++                                        1.11%*         1.26%*         1.35%*         1.50%*
                                                    ========       ========       ========       ========
Investment income (loss)--net                          .22%*          .53%*        (.03%)*          .35%*
                                                    ========       ========       ========       ========

Supplemental Data:
Net assets, end of period (in thousands)            $ 21,654       $  5,406       $  2,625       $  3,860
                                                    ========       ========       ========       ========
Portfolio turnover                                    22.62%         46.57%         22.62%         46.57%
                                                    ========       ========       ========       ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Amounts do not include expenses of the Underlying Funds. The expense ratios of the Underlying Funds range from approximately
1.18% to 2.78%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.
See Notes to Financial Statements.


June 30, 2001 Mercury QA Strategy Series, Inc.

FINANCIAL HIGHLIGHTS (CONCLUDED)
MERCURY QA STRATEGY SERIES, INC.--ALL-EQUITY FUND
The following per share data and ratios have been derived from information provided in the financial statements.

                                                             Class B                     Class C
                                                    For the        For the        For the         For the
                                                      Six           Period          Six            Period
                                                     Months        June 2,         Months         June 2,
                                                     Ended        2000++ to        Ended         2000++ to
                                                    June 30,       Dec. 31,       June 30,        Dec. 31,
Increase (Decrease) in Net Asset Value:               2001           2000           2001            2000
Per Share Operating Performance:
Net asset value, beginning of period                $   8.77       $  10.00       $   8.77       $  10.00
                                                    --------       --------       --------       --------
Investment loss--net                               (.03)++++          (.02)      (.03)++++          (.02)
Realized and unrealized loss on
 investments--net                                      (.64)         (1.21)          (.64)         (1.21)
                                                    --------       --------       --------       --------
Total from investment operations                       (.67)         (1.23)          (.67)         (1.23)
                                                    --------       --------       --------       --------
Net asset value, end of period                      $   8.10       $   8.77       $   8.10       $   8.77
                                                    ========       ========       ========       ========

Total Investment Return:**
Based on net asset value per share                (7.64%)+++    (12.30%)+++     (7.64%)+++    (12.30%)+++
                                                   =========     ==========     ==========    ===========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                  1.00%*         1.00%*         1.01%*         1.00%*
                                                    ========       ========       ========       ========
Expenses++++++                                        2.12%*         2.25%*         2.13%*         2.26%*
                                                    ========       ========       ========       ========
Investment loss--net                                 (.80%)*        (.42%)*        (.80%)*        (.44%)*
                                                    ========       ========       ========       ========

Supplemental Data:
Net assets, end of period (in thousands)            $ 24,253       $ 24,148       $ 29,949       $ 26,943
                                                    ========       ========       ========       ========
Portfolio turnover                                    22.62%         46.57%         22.62%         46.57%
                                                    ========       ========       ========       ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Amounts do not include expenses of the Underlying Funds. The expense ratios of the Underlying Funds range from approximately
1.18% to 2.78%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
See Notes to Financial Statements.


June 30, 2001 Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS


MERCURY QA STRATEGY SERIES, INC.
1. Significant Accounting Policies:
Mercury QA Strategy Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of three separate funds: Mercury QA Strategy Growth and Income Fund ("Growth and Income Fund"), Mercury QA Strategy Long-Term Growth Fund ("Long-Term Growth Fund") and Mercury QA Strategy All-Equity Fund ("All-Equity Fund") (the "Fund" or "Funds"). Each Fund seeks to achieve its respective investment objective by investing in a mix of Underlying Funds managed or distributed by Mercury Advisors, or one of its affiliates. The Growth and Income and Long-Term Growth Funds invest a portion of their assets in Master Aggregate Bond Index Series (the "Series") of Quantitative Master Series Trust. The value of each Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is impacted by the performance of the Series. The percentage of the Series owned by the Growth and Income Fund and the Long-Term Growth Fund at June 30, 2001 was 9.0% and 4.0%, respectively. In addition, each Fund may invest some of its assets directly in derivative instruments. Each Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Each Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Investments in the Series are valued according to each Fund's proportionate interest in the Series. Portfolio securities of the Funds, the Underlying Funds and the Series that are traded on stock exchanges are valued at the last sale price, on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Corporation's Board of Directors.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--Each Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.



JUNE 30, 2001 MERCURY QA STRATEGY SERIES, INC.



* Forward foreign exchange contracts--Each Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--Each Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income, including dividend income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Growth and Income and Long-Term Growth Funds' income includes each Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Series, less all actual and accrued expenses of each Fund.

(e) Expenses--Most expenses of the Corporation can be directly attributed to a Fund. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds, but do include the Growth and Income and Long-Term Growth Fund's share of the Series allocated expenses. Each Fund indirectly bears its proportional share of the fees and expenses of the underlying funds in which it invests. Accordingly, each Fund's investment return will be net of both the fees and expenses of the Underlying Funds and the expenses attributable to each Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for futures transactions and post-October losses.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Corporation has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

Mercury Advisors is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of .15% of that Fund's average daily net assets.

For the six months ended June 30, 2001, Mercury Advisors earned advisory fees of $53,165, $27,461 and $45,382 from Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively, all of which was waived. In addition, Mercury Advisors reimbursed additional expenses of $131,504, $150,404 and $295,001 from Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively.

The Corporation has also entered into an Administrative Agreement with Mercury Advisors. The Corporation pays a monthly fee at an annual rate of .35% of each Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds.



JUNE 30, 2001 MERCURY QA STRATEGY SERIES, INC.



Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                 Account
                             Maintenance Fee        Distribution Fee

Class A                          .25%                     --
Class B                          .25%                   .75%
Class C                          .25%                   .75%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor and MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended June 30, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of Class I and Class A Shares as follows:

                            Growth and     Long-Term      All-Equity
                           Income Fund    Growth Fund        Fund

Class I:
   FAMD                            --             --        $     4
   MLPF&S                          --             --        $    75

Class A:
   FAMD                       $   623        $   162        $   765
   MLPF&S                     $13,289        $ 2,956        $12,780


MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:


                                      Class B       Class C

Growth and Income Fund                $27,158        $ 6,451
Long-Term Growth Fund                 $20,834        $ 8,445
All-Equity Fund                       $36,676        $14,454


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Corporation's transfer agent.



June 30, 2001 Mercury QA Strategy Series, Inc.



NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Prior to January 1, 2001, Mercury Advisors provided accounting services to the Funds at its cost and the Funds reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Funds. The Funds reimburse Mercury Advisors at its cost for such services. For the six months ended June 30, 2001, the Funds reimbursed Mercury Advisors an aggregate of $22,537 for the above-described services. The Funds entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Funds. The Funds pay a fee for these services.

Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, PSI, FAMD, FDS, and/or ML &
Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were as follows:


                                  Purchases               Sales

Growth and Income Fund           $ 87,315,549          $ 12,463,750
Long-Term Growth Fund            $ 65,496,539          $  9,576,251
All-Equity Fund                  $ 34,395,338          $ 13,576,000


Net realized gains (losses) for the six months ended June 30, 2001 and net unrealized gains (losses) as of June 30, 2001 were as follows:

                                   Realized             Unrealized
GROWTH AND INCOME FUND              Losses            Gains (Losses)

Long-term investments          $  (1,518,201)        $  (3,874,763)
Short-term investments                  (104)                   --
Financial futures contracts         (226,126)                 6,150
                               --------------        --------------
Total                          $  (1,744,431)        $  (3,868,613)
                               ==============        ==============

                                   Realized             Unrealized
LONG-TERM GROWTH FUND           Gains (Losses)        Gains (Losses)

Long-term investments          $  (1,359,041)        $  (3,020,307)
Short-term investments                     56                   --
Financial futures contracts         (101,588)                 6,015
                               --------------        --------------
Total                          $  (1,460,573)        $  (3,014,292)
                               ==============        ==============



JUNE 30, 2001 MERCURY QA STRATEGY SERIES, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                   Realized             Unrealized
ALL-EQUITY FUND                     Losses                Losses

Long-term investments           $ (2,062,069)        $  (8,065,827)
Short-term investments                    (5)                   --
Financial futures contracts         (296,962)              (10,905)
                               --------------        --------------
Total                           $ (2,359,036)        $  (8,076,732)
                                =============        ==============


As of June 30, 2001, net unrealized depreciation and the aggregate cost of investments for Federal income tax purposes were as follows:
                                  Gross          Gross            Net          Aggregate
                                Unrealized     Unrealized      Unrealized       Cost of
                               Appreciation   Depreciation    Depreciation    Investments
Growth and Income Fund                 --     $(3,874,763)   $(3,874,763)     $103,445,498
Long-Term Growth Fund         $    94,478     $(3,114,785)   $(3,020,307)     $ 88,635,122
All-Equity Fund                        --     $(8,065,827)   $(8,065,827)     $ 85,421,531


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions for the six months ended June 30, 2001 and for the period June 2, 2000 to December 31, 2000 were as follows:

                                 For the Six          For the Period
                                 Months Ended        June 2, 2000 to
                                June 30, 2001         Dec. 31, 2000

Growth and Income Fund           $ 77,095,918          $ 28,013,580
Long-Term Growth Fund            $ 57,130,078          $ 34,245,914
All-Equity Fund                  $ 23,042,663          $ 68,167,963


Transactions in capital shares for each class were as follows:

Growth and Income Fund

Class I Shares for the Six Months                         Dollar
Ended June 30, 2001                   Shares              Amount

Shares sold                         7,185,525         $  67,588,927
Shares redeemed                     (165,017)           (1,496,854)
                                 ------------         -------------
Net increase                        7,020,508         $  66,092,073
                                 ============         =============



JUNE 30, 2001 MERCURY QA STRATEGY SERIES, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Growth and Income Fund

Class I Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                     Shares              Amount

Shares sold                           146,697         $   1,453,574
Shares issued to shareholders
in reinvestment of dividends            1,152                10,445
                                 ------------         -------------
Total issued                          147,849             1,464,019
Shares redeemed                       (2,586)              (24,597)
                                 ------------         -------------
Net increase                          145,263         $   1,439,422
                                 ============         =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


Growth and Income Fund

Class A Shares for the Six Months                         Dollar
Ended June 30, 2001                   Shares              Amount

Shares sold                            38,771          $    352,584
Shares redeemed                      (16,443)             (151,113)
                                 ------------         -------------
Net increase                           22,328          $    201,471
                                 ============         =============


Growth and Income Fund

Class A Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                     Shares              Amount

Shares sold                           181,071         $   1,789,436
Shares issued to shareholders
in reinvestment of dividends            1,085                 9,846
                                 ------------         -------------
Total issued                          182,156             1,799,282
Shares redeemed                      (26,435)             (260,980)
                                 ------------         -------------
Net increase                          155,721         $   1,538,302
                                 ============         =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



Growth and Income Fund

Class B Shares for the Six Months                         Dollar
Ended June 30, 2001                   Shares              Amount

Shares sold                           554,736          $  5,065,991
Shares redeemed                     (107,110)             (959,918)
                                 ------------         -------------
Net increase                          447,626          $  4,106,073
                                 ============         =============


Growth and Income Fund

Class B Shares for the Period
June 2, 2000++                                            Dollar
to December 31, 2000                  Shares              Amount

Shares sold                           930,498          $  9,194,044
Shares issued to shareholders
in reinvestment of dividends            3,961                35,887
                                 ------------         -------------
Total issued                          934,459             9,229,931
Shares redeemed                      (54,649)             (538,025)
                                 ------------         -------------
Net increase                          879,810          $  8,691,906
                                 ============         =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



Growth and Income Fund

Class C Shares for the Six Months                         Dollar
Ended June 30, 2001                   Shares              Amount

Shares sold                           844,693          $  7,609,687
Shares redeemed                     (101,619)             (913,386)
                                 ------------         -------------
Net increase                          743,074          $  6,696,301
                                 ============         =============


Growth and Income Fund

Class C Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                     Shares              Amount

Shares sold                         1,681,170          $ 16,655,759
Shares issued to shareholders
in reinvestment of dividends            9,500                85,882
                                 ------------         -------------
Total issued                        1,690,670            16,741,641
Shares redeemed                      (40,292)             (397,691)
                                 ------------         -------------
Net increase                        1,650,378          $ 16,343,950
                                 ============         =============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



JUNE 30, 2001 MERCURY QA STRATEGY SERIES, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Long-Term Growth Fund

Class I Shares for the Six Months                         Dollar
Ended June 30, 2001                   Shares              Amount

Shares sold                         5,274,706          $ 45,239,229
Shares issued to shareholders
in reinvestment of dividends                6                    51
                                 ------------         -------------
Total issued                        5,274,712            45,239,280
Shares redeemed                      (71,090)             (613,642)
                                 ------------         -------------
Net increase                        5,203,622          $ 44,625,638
                                 ============         =============


Long-Term Growth Fund

Class I Shares for the
Period June 2, 2000++                                     Dollar
to December 31, 2000                  Shares              Amount

Shares sold                           299,903          $  2,945,104
Shares issued to shareholders
in reinvestment of dividends            2,223                19,335
                                 ------------         -------------
Total issued                          302,126             2,964,439
Shares redeemed                      (23,479)             (220,587)
                                 ------------         -------------
Net increase                          278,647          $  2,743,852
                                 ============         =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


Long-Term Growth Fund

Class A Shares for the Six Months                         Dollar
Ended June 30, 2001                   Shares              Amount

Shares sold                            25,236          $    216,807
Automatic conversion of shares             93                   842
Shares issued to shareholders
in reinvestment of dividends                5                    48
                                 ------------         -------------
Total issued                           25,334               217,697
Shares redeemed                      (14,080)             (116,297)
                                 ------------         -------------
Net increase                           11,254          $    101,400
                                 ============         =============


Long-Term Growth Fund

Class A Shares for the
Period June 2, 2000++                                     Dollar
to December 31, 2000                  Shares              Amount

Shares sold                           202,442          $  2,025,232
Shares issued to shareholders
in reinvestment of dividends            1,098                 9,554
                                 ------------         -------------
Total issued                          203,540             2,034,786
Shares redeemed                      (34,864)             (342,701)
                                 ------------         -------------
Net increase                          168,676          $  1,692,085
                                 ============          ============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



JUNE 30, 2001 MERCURY QA STRATEGY SERIES, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Long-Term Growth Fund

Class B Shares for the Six Months                         Dollar
Ended June 30, 2001                   Shares              Amount

Shares sold                           612,500          $  5,318,016
Shares issued to shareholders
in reinvestment of dividends              102                   884
                                 ------------         -------------
Total issued                          612,602             5,318,900
Automatic conversion of shares           (93)                 (842)
Shares redeemed                     (143,856)           (1,252,345)
                                 ------------         -------------
Net increase                          468,653          $  4,065,713
                                 ============          ============


Long-Term Growth Fund

Class B Shares for the
Period June 2, 2000++                                     Dollar
to December 31, 2000                  Shares              Amount

Shares sold                         1,330,942          $ 13,147,180
Shares issued to shareholders
in reinvestment of dividends            3,518                30,570
                                 ------------         -------------
Total issued                        1,334,460            13,177,750
Shares redeemed                      (57,431)             (539,702)
                                 ------------         -------------
Net increase                        1,277,029          $ 12,638,048
                                 ============          ============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


Long-Term Growth Fund

Class C Shares for the Six Months                         Dollar
Ended June 30, 2001                   Shares              Amount

Shares sold                         1,082,747          $  9,433,318
Shares issued to shareholders
in reinvestment of dividends              125                 1,091
                                 ------------         -------------
Total issued                        1,082,872             9,434,409
Shares redeemed                     (125,941)           (1,097,082)
                                 ------------         -------------
Net increase                          956,931          $  8,337,327
                                 ============          ============


Long-Term Growth Fund

Class C Shares for the
Period June 2, 2000++                                     Dollar
to December 31, 2000                  Shares              Amount

Shares sold                         1,809,774          $ 17,795,723
Shares issued to shareholders
in reinvestment of dividends            5,459                47,436
                                 ------------         -------------
Total issued                        1,815,233            17,843,159
Shares redeemed                      (69,896)             (671,230)
                                 ------------         -------------
Net increase                        1,745,337          $ 17,171,929
                                 ============         =============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



JUNE 30, 2001 MERCURY QA STRATEGY SERIES, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


All-Equity Fund

Class I Shares for the Six Months                         Dollar
Ended June 30, 2001                   Shares              Amount

Shares sold                         2,242,562          $ 18,487,823
Shares redeemed                     (210,977)           (1,795,795)
                                 ------------         -------------
Net increase                        2,031,585          $ 16,692,028
                                 ============         =============


All-Equity Fund

Class I Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                     Shares              Amount

Shares sold                           660,326          $  6,495,301
Shares redeemed                      (50,284)             (485,506)
                                 ------------         -------------
Net increase                          610,042          $  6,009,795
                                 ============         =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


All-Equity Fund

Class A Shares for the Six Months                         Dollar
Ended June 30, 2001                   Shares              Amount

Shares sold                            75,615          $    621,183
Shares redeemed                     (192,306)           (1,539,813)
                                 ------------         -------------
Net decrease                        (116,691)         $   (918,630)
                                 ============         =============


All-Equity Fund

Class A Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                     Shares              Amount

Shares sold                           541,246          $  5,241,510
Shares redeemed                     (105,686)           (1,020,569)
                                 ------------         -------------
Net increase                          435,560          $  4,220,941
                                 ============          ============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



JUNE 30, 2001 MERCURY QA STRATEGY SERIES, INC.



NOTES TO FINANCIAL STATEMENTS (CONTINUED)


All-Equity Fund

Class B Shares for the Six Months                         Dollar
Ended June 30, 2001                   Shares              Amount

Shares sold                           448,587          $  3,788,837
Shares redeemed                     (207,735)           (1,720,554)
                                 ------------         -------------
Net increase                          240,852          $  2,068,283
                                 ============         =============


All-Equity Fund

Class B Shares for the
Period June 2, 2000++                                     Dollar
to December 31, 2000                  Shares              Amount

Shares sold                         2,973,305          $ 29,442,525
Shares redeemed                     (223,470)           (2,019,182)
                                 ------------         -------------
Net increase                        2,749,835          $ 27,423,343
                                 ============         =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


All-Equity Fund

Class C Shares for the Six Months                         Dollar
Ended June 30, 2001                   Shares              Amount

Shares sold                           966,898          $  8,018,761
Shares redeemed                     (341,476)           (2,817,779)
                                 ------------         -------------
Net increase                          625,422          $  5,200,982
                                 ============         =============


All-Equity Fund

Class C Shares for the
Period June 2, 2000++                                     Dollar
to December 31, 2000                  Shares              Amount

Shares sold                         3,414,531          $ 33,693,026
Shares redeemed                     (346,067)           (3,179,142)
                                 ------------         -------------
Net increase                        3,068,464          $ 30,513,884
                                 ============         =============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



JUNE 30, 2001 MERCURY QA STRATEGY SERIES, INC.


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

5. Capital Loss Carryforward:
At December 31, 2000, each Fund of the Corporation had an approximate net capital loss carryforward as follows: $96,000 in the Growth and Income Fund, all of which expires in 2008; $100,000 in the Long-Term Growth Fund, all of which expires in 2008; and $195,000 in the All-Equity Fund, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.



JUNE 30, 2001 MERCURY QA STRATEGY SERIES, INC.